CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Share capital	Shares held in trust	Other reserves	Retained earnings	Non- controlling interest
Beginning balance at Dec. 31, 2019		$ 190,463	$ 186,476	$ 657	$ (1,063)	$ 14,451	$ 172,431	$ 3,987
Comprehensive income for the period		(23,376)
Comprehensive (loss)/income for the period		(23,093)	(23,229)			(1,832)	(21,397)	136
Transfer from other comprehensive income		0	0			270	(270)
Dividends	[1]	(7,581)	(7,270)				(7,270)	(311)
Repurchases of shares		(1,214)	(1,214)	(6)		6	(1,214)
Share-based compensation		(19)	(19)		354	(143)	(230)
Other changes		(19)	566				566	(585)
Ending balance at Dec. 31, 2020		158,537	155,310	651	(709)	12,752	142,616	3,227
Comprehensive income for the period		26,703	26,235			6,134	20,101	468
Transfer from other comprehensive income		0	0			(45)	45
Dividends	[1]	(6,669)	(6,321)				(6,321)	(348)
Repurchases of shares		(3,513)	(3,513)	(10)		10	(3,513)
Share-based compensation		250	250		99	58	93
Other changes		18	5				5	13
Ending balance at Dec. 31, 2021		175,326	171,966	641	(610)	18,909	153,026	3,360
Comprehensive income for the period		44,954	44,333			2,024	42,309	621
Transfer from other comprehensive income		0	0			(34)	34
Dividends	[1]	(7,489)	(7,283)				(7,283)	(206)
Repurchases of shares	[2]	(18,547)	(18,547)	(57)		57	(18,547)
Share-based compensation		191	191		(116)	176	131
Other changes		(1,838)	(188)				(188)	(1,650)	[3]
Ending balance at Dec. 31, 2022		$ 192,597	$ 190,472	$ 584	$ (726)	$ 21,132	$ 169,482	$ 2,125

[1]	The amount charged to retained earnings is based on prevailing exchange rates on payment date.
[2]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 26)
[3]	The decrease in the non-controlling interest is mainly attributable to the acquisition of the non-controlling interest in Shell Midstream Partners, L.P.